PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.   PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB
Rental and other deposits	2,766	4,691
Prepayments for rental and others	23,689	16,208
Employee advances	27,136	23,295
Payments made on behalf of customers, net of allowance	472,502	475,901
Prepaid insurance premium	1,158	1,493
Interest income receivable	74,231	88,990
Receivables related to net proceeds from share options exercised	—	50,765
Others	5,436	7,865
Total	606,918	669,208

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provides an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The movement of allowance for payments made on behalf of customers is analyzed as follows:

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	459	3,047	1,391
Additions	9,656	—	5,104
Reversals	—	(1,094)	—
Write-offs	(7,068)	(562)	(950)
Balance at end of year	3,047	1,391	5,545